Expense Example - Service - BlackRock New Jersey Municipal Bond Fund - Service Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,247